Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging.
Notional and fair values of derivative instruments

			Derivative Assets (1)		Derivative Liabilities (2)
	Notional Amount		Fair Value		Fair Value
As of December 31	2011	2010	2011	2010	2011	2010

Derivatives accounted for as hedges:
Interest rate contracts	$702	$826	$16	$15	$—	$—
Foreign exchange contracts	1,297	1,544	140	157	188	157

Total	1,999	2,370	156	172	188	157
Derivatives not accounted for as hedges:
Foreign exchange contracts	246	238	1	2	1	1

Total	$2,245	$2,608	$157	$174	$189	$158

Derivative gains (losses)

	December 31,
Gain (Loss) recognized in Accumulated Other Comprehensive Loss:	2011	2010

Cash flow hedges:
Interest rate contracts	$(1)	$(10)
Foreign exchange contracts	(54)	(145)

Total	(55)	(155)

Foreign net investment hedges:
Foreign exchange contracts	$(2)	$111

Gain (Loss) reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion):

Cash flow hedges:
Interest rate contracts (1)	$—	$16
Foreign exchange contracts (2)	(36)	(134)

Total	(36)	(118)

Foreign net investment hedges:
Foreign exchange contracts	$—	$—

	Twelve months ended December 31,
	Amount of Gain (Loss) Recognized in Income on Derivative		Amount of Gain (Loss) Recognized in Income on Related Hedged Item
	2011	2010	2011	2010

Fair value hedges:
Foreign exchange contracts	$2	$6	$(2)	$(6)